Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands).

	Fair Value Measurements at December 31, 2018
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$49	$49	$—	$—
Series C warrant liability	—	—	—	—
2017 PIPE warrant liability	4,563	—	—	4,563
2018 PIPE warrant liability	600	—	—	600
Essentialis purchase price contingency liability	5,649	—	—	5,649
Total common stock warrant and contingent consideration liability	$10,861	$49	$—	$10,812

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$70	$70	$—	$—
Series C warrant liability	6	—	—	6
2017 PIPE warrant liability	5,076	—	—	5,076
Essentialis purchase price contingency liability	5,082	—	—	5,082
Total common stock warrant and contingent consideration liability	$10,234	$70	$—	$10,164

Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 warrants, which are treated as liabilities (dollars in thousands).

	Series A Warrant		Series C Warrant		2017 PIPE Warrants		2018 PIPE Warrants		Purchase Price
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability	Contingent Liability
Balance at January 1, 2018	485,121	$70	118,083	$6	6,024,425	$5,076	—	$—	$5,082
Change in value of Series A Warrants	—	(21)	—	—	—	—	—	—	—
Change in value of Series C Warrants	—	—	—	(6)	—	—	—	—	—
Change in value of 2017 PIPE Warrants	—	—	—	—	—	(513)	—	—	—
Issuance of 2018 PIPE Warrants	—	—	—	—	—	—	513,617	582	—
Change in value of 2018 PIPE Warrants	—	—	—	—	—	—	—	18	—
Change in value of contingent liability	—	—	—	—	—	—	—	—	567
Balance at December 31, 2018	485,121	$49	118,083	$—	6,024,425	$4,563	513,617	$600	$5,649